Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 1) - 2021 Plan	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Expected term (years)	6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility	70.00%	70.00%
Expected dividend yield	0.00%	0.00%
Minimum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Risk-free interest rate	0.37%	1.70%
Maximum
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Risk-free interest rate	1.45%	2.60%